Total
Upright Growth & Income Fund
What is the Fund’s Primary Investment Objective?
The Fund’s investment objective is to seek current income consistent with growth of capital.
What are the Fund’s Fees and Expenses?
The following information describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Upright Growth & Income Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a percentage of amount redeemed within 1 year of purchase)	2.00%

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Upright Growth & Income Fund
Management Fees	1.50%
Distribution (12b-1) Fees	none
Other Expenses	1.75%
Acquired Fund Fees and Expenses	0.04%	[1]
Total Annual Fund Operating Expenses	3.29%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment Companies. The operating expenses in this fee table will not correlate to the expense ratio In the Fund's financial highlights because the financial statements include only the direct Operating expenses incurred by the fund.

Example

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Upright Growth & Income Fund | USD ($)	332	1,013	1,717	3,585

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate will vary from year to year depending on market conditions. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

What are the Fund’s Primary Investment Strategies?

The Fund’s adviser seeks to achieve the Fund’s investment objective using a combination (or hybrid) of three investment styles through value investing, equity income and balance investing by:

o	Investing normally 50-80% of the Fund’s net assets in U. S. domiciled equity securities broadly diversified by company and industry; seeks above-average dividend-paying equity securities (normally at or above S&P 500’s average dividend yield) or securities with expectations of increasing dividends

o	Investing up to 30% of the Fund’s assets in equities and fixed income principally traded in foreign markets excluding US market

o	Investing 10-40% in fixed income securities (corporate bonds and notes of domestic and foreign issuers of any maturity and credit quality including below investment grade, commonly known as “junk bonds”) when market and economic conditions are deemed favorable by Fund’s adviser

o	Investing without regard to market capitalization

Options trading strategy is used primarily to generate income. Because options may be riskier than other types of investments, the Fund's use of options is limited to the aggregate premium, which is the total of paid and received premiums, to no more than 15% of its net assets (less the amount by which any such positions are in-the-money). Covered options writing (selling) is not subject to the 15% limitation.

The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. The Fund’s prospectus will be updated prior to any change in the Fund’s investment objective.

The Principal Investment Selection Process

When selecting investments for the Fund, the Adviser will generally base the decision on one or more valuation metrics, commonly referred to as fundamental analysis, while also taking into consideration the following factors:

•	Quality of the company’s management;
•	Strength of the company’s balance sheet;
•	Projected growth rate of the company’s earnings in the future; and
•	Relevant market, economic and political environments.

The information on which the fundamental analysis is based comes from sources such as SEC filings, a company’s annual report, securities information databases, investment publications, general and business publications, brokerage firm research reports, and other media information sources. The Adviser will sell an investment when the Adviser believes that the investment is no longer attractive based on its growth potential, price, or both. The Adviser may also sell an investment if the Adviser believes that another investment offers a better opportunity for the Fund to achieve its investment objective.

Temporary Defensive Strategy

Under adverse market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents. These investments include obligations issued or guaranteed by the U.S. Government, its agencies and/or instrumentalities (“U.S. Government Securities”); high quality money market instruments such as notes, certificates of deposit or bankers acceptances; and money market funds. When the Fund invests in a money market fund, you will indirectly bear a portion of the fees charged by the other mutual fund, which could have an adverse effect on your investment. It is impossible to predict when or for how long the Adviser may employ these strategies for the Fund. While engaged in a temporary defensive position, the Fund will not be invested according to its investment objective and therefore may not achieve its investment objective.

What are the Principal Risks of Investing in the Fund?

The risks associated with investment include:

Market Risk: A downward business cycle may adversely affect a specific investment, as may changes in the economic conditions and investor confidence. The market value of the Fund’s investments may fluctuate, sometimes rapidly and unpredictably, and you could lose money by investing in the Fund.

Management Risk: The strategy or determinations that the Adviser makes may fail to achieve the intended objectives.

Investment Style Risk: Market performance tends to be cyclical; certain investment styles may fall in and out of favor. If the market is not favoring the Fund’s investment approach, the Fund’s performance may lag behind other funds using different investment styles. There is no guarantee that the Fund’s investment objective will be achieved.

Equity Risk: The risk that the price of equity or equity related securities, such as subscription rights or warrants, may decline due to changes in a company's financial condition and overall market and economic conditions.

Value Investing Style Risk: The Fund may adopt a “contrarian” approach to invest securities. Contrarian investing is an investment strategy that is characterized by purchasing and selling in contrast to the prevailing sentiment of the time. Undervalued securities entail a significant risk of the company’s share price underperformance could last for years or may never attaining their potential value. Also, the value investing style may over time go out of favor, the Fund may underperform other equity funds that use different investing styles.

Dividend Paying Security Investment Risk: The risks of high dividend stocks are the inability to make dividend payments. The Fund may be affected by changes in the dividend policies of the companies. Companies with long-term track records of making payments encounter short-term troubles or poor market conditions that lead to short-term weakness so issuer may not continue to pay dividends at the same level or at all in the future.

Risks of Fixed Income Securities: The biggest risks of bonds and other fixed-income investments are interest rate risk, credit risk, inflation risk and call risk.

o	Interest rate risk: A rise in interest rates causes the value of fixed income securities to fall, while a decline in interest rates will generally cause the value of fixed income securities to rise. The US Federal Reserve Bank (“The Fed”) recently raised the federal funds rate and equivalent rates as economic conditions appear to improve. A wide variety of factors can cause interest rates to rise or fall, including central bank monetary policies and inflation rates.
o	Credit Risk: The price of a bond depends on the issuer's credit rating, or perceived ability to pay its debt obligations. Changes in an issuer’s financial strength, credit rating affect the value of the Fund’s investment in that issuer.
o	Inflation risk: also called purchasing power risk, is the chance that cash flows from an investment won't be worth as much in the future because of decreased purchasing power of income due to inflation.
o	Call Risk: A callable bond has a provision that allows the issuer to call, or repay, the bond early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Options Risk: The Fund may write (sell) or purchase options. And when it writes options, it may do so on a "covered" or an "uncovered" basis. An option is the right to buy or sell a security at a predetermined price for a period of time. Options are sometimes referred to as a type of derivative instrument. Gains and losses realized from options depend on the manager’s ability to predict the direction of stock prices, interest rates and other economic conditions. The use of options for investment purposes increases the Fund's risk of loss.

Risk of Exchange Traded Funds (ETFs): An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies as the ETF. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses.

High Yield Securities Risk: High yield investments rated below investment grade (also referred to as “junk bonds”) are regarded as speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities and may decline significantly in periods of general economic difficulty. When the Fund invests in "junk bonds," it may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default.

Small Companies Risk: The Fund, from time to time, may invest a substantial portion of its assets in smaller capitalization companies (that is, companies with less than $3 billion in market capitalization). While smaller companies generally have potential for rapid growth, they often involve higher risk because they have narrower markets and more limited managerial and financial resources than larger, more established companies. Therefore, their performance can be more volatile and they face greater risk of business failure. This could increase the volatility of the Fund’s portfolio.

Foreign Securities Risk. Since foreign securities are normally denominated and traded in foreign currencies, these securities may involve additional risks not associated with securities of domestic companies such as exchange rate fluctuations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. In addition, issuers of foreign securities are generally subject to different accounting, financial reporting, auditing, legal system and disclosure requirements compared to those in the U.S. Political, social and economic instability, war, expropriation and nationalization may also create certain risks.

Options Risk: The Fund may write (sell) or purchase options. And when it writes options, it may do so on a "covered" or an "uncovered" basis. An option is the right to buy or sell a security at a predetermined price for a period of time. Options are sometimes referred to as a type of derivative instrument. Gains and losses realized from options depend on the manager’s ability to predict the direction of stock prices, interest rates and other economic conditions. The use of options for investment purposes increases the Fund's risk of loss.

General Risks: Loss of money is a risk of investment fund. There is no guarantee that the fund will achieve its objective. An investment in the Fund is not a complete investment program.

Performance History

Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time. The Bar Chart and Performance Table below show the variability of the returns of the Fund.

UPDDX Yearly Returns

Best and Worst Quarterly Returns Best: 2020 - 4th Quarter 35.84% Worst: 2018 - 1st Quarter -15.01%
Average Annual Total Return as of December 31, 2020 (for periods ended 12/31/20)
Average Annual Total Returns - Upright Growth & Income Fund	1 Year	Since Inception
Upright Growth & Income Fund	47.88%	4.15%
Upright Growth & Income Fund | After Taxes on Distributions	47.88%	3.90%
Upright Growth & Income Fund | After Taxes on Distributions and Sales	36.49%	3.06%
S&P 500 Index	18.40%	10.93%

Who May Want to Invest in the Fund?

The Fund may suitable for you if:

•	You are a long-term investor; (at least 5 years)
•	Your investment goal is capital appreciation with income;
•	You have no immediate financial need for the money invested in the Fund;
•	You can accept the significant short-term fluctuations in portfolio value;
•	You have the financial ability to tolerate greater risk in exchange for potential long-term gains.